Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN (Details) - 12 months ended Dec. 31, 2025
¥ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions
		CHF (SFr)	JPY (¥)	MXN ($)	AUD ($)	HKD ($)
June 17, 2025 [Member]
Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN (Details) [Line Items]
Date	[1]	June 17, 2025 (*)
Amount | SFr	[1]	SFr 100,000,000
Maturity date	[1]	Jul. 15, 2031
Average rate	[1]	1.1875%
June 18, 2025 [Member]
Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN (Details) [Line Items]
Date		June 18, 2025
Amount | ¥			¥ 10,000,000,000
Maturity date		Jun. 27, 2030
Average rate		1.635%
July 9, 2025 [Member]
Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN (Details) [Line Items]
Date		July 9, 2025
Amount				$ 1,000,000,000
Maturity date		Jul. 17, 2030
Average rate		1.05%
October 22, 2025 [Member]
Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN (Details) [Line Items]
Date		October 22, 2025
Amount					$ 70,000,000
Maturity date		Oct. 30, 2035
Average rate		1.28%
October 30, 2025 [Member]
Relevant Events - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN (Details) [Line Items]
Date		October 30, 2025
Amount						$ 620,000,000
Maturity date		Nov. 12, 2032
Average rate		3.735%

[1]	This placement has been listed on the Zurich Stock Exchange in Switzerland and is intended to finance or refinance social and environmental projects in accordance with Banco de Chile’s Sustainability Financing Framework.